REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Line Items]
Company recognized revenue included in the contract liabilities	$ 1,800	$ 10,776
Company recognized revenue	1,440,428	376,665
Government entities [Member]
Revenue From Contract With Customer [Line Items]
Company recognized revenue	$ 677,102	$ 49,989